Acquisitions and divestments - Spectranetics - Other intangible assets (Detail) - The Spectranetics Corporation [Member] € in Millions	Aug. 09, 2017 EUR (€)
Disclosure of acquisitions and divestments [Line items]
Intangible assets excluding goodwill	€ 674
Customer relationships [Member]
Disclosure of acquisitions and divestments [Line items]
Intangible assets excluding goodwill	€ 372
Amortization period in years	20
Technology-based [Member]
Disclosure of acquisitions and divestments [Line items]
Intangible assets excluding goodwill	€ 297
Amortization period in years	15
Brand names [Member]
Disclosure of acquisitions and divestments [Line items]
Intangible assets excluding goodwill	€ 5
Amortization period in years	3